SCHEDULE OF LOSS BEFORE INCOME TAX (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Loss before tax	$ (13,048)	$ (101,759)	$ (125,181)	$ (108,402)
CAYMAN ISLANDS
Loss before tax	(9,441)	(73,634)	(96,977)	(64,895)
HONG KONG
Loss before tax	(1,229)	(9,583)	(7,421)	(7,113)
CHINA
Loss before tax	(1,711)	(13,348)	(20,610)	(25,872)
Others [Member]
Loss before tax	$ (667)	$ (5,194)	$ (173)	$ (10,522)